Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2020
Equity [Abstract]
Schedule of restricted stock grants
Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2018	-	$-	$-
Granted	720,000	$2.57	-
Vested	(60,000)	$2.57	-
Unvested as of June 30, 2019	660,000	$2.57	-
Granted	180,000	0.47	-
Vested	(285,000)	$2.24	-
Unvested as of June 30, 2020	555,000	$2.06	$471,750

Schedule of warrant activity

	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2019	-	$-	-
Granted	5,327,274	$0.55	5.50
Forfeited	-	$-	-
Exercised	-	$-	-
June 30, 2020	5,327,274	$0.29	5.31